PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments	$ 310,966	$ 269,075
Deposits	1,320,313	1,778,413
Others	1,202,755	527,706
Prepayments and other current assets	$ 2,834,034	$ 2,575,194